UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          February 14, 2013
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                       -------------------
Form 13F Information Table Entry Total:                        32
                                                       -------------------
Form 13F Information Table Value Total:                     $527,667
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2012

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
BRE PROPERTIES INC           CL A           05564E106   38,475   756,940 SH       SOLE                  756,940
BROOKFIELD OFFICE PPTYS INC  COM            112900105   14,548   855,250 SH       SOLE                  855,250
BROOKFIELD RESIDENTIAL PPTYS COM            11283W104   15,169   845,550 SH       SOLE                  845,550
CAPITAL SR LIVING CORP       COM            140475104   14,444   772,834 SH       SOLE                  772,834
CASEYS GEN STORES INC        COM            147528103   10,493   197,612 SH       SOLE                  197,612
CHATHAM LODGING TR           COM            16208T102    9,688   629,916 SH       SOLE                  629,916
COLONIAL PPTYS TR            COM SH BEN INT 195872106   15,062   704,801 SH       SOLE                  704,801
COLONY FINL INC              COM            19624R106    5,909   303,050 SH       SOLE                  303,050
CORRECTIONS CORP AMER NEW    COM NEW        22025Y407    7,381   208,100 SH       SOLE                  208,100
DIAMONDROCK HOSPITALITY CO   COM            252784301    9,000 1,000,000 SH       SOLE                1,000,000
EDUCATION RLTY TR INC        COM            28140H104   16,732 1,572,591 SH       SOLE                1,572,591
EMERITUS CORP                COM            291005106    7,697   311,374 SH       SOLE                  311,374
EQUITY LIFESTYLE PPTYS INC   COM            29472R108   43,660   648,832 SH       SOLE                  648,832
FIRST INDUSTRIAL REALTY TRUS COM            32054K103   15,171 1,077,504 SH       SOLE                1,077,504
FOREST CITY ENTERPRISES INC  CL A           345550107   32,509 2,012,927 SH       SOLE                2,012,927
GENERAL GROWTH PPTYS INC NEW COM            370023103   10,574   532,709 SH       SOLE                  532,709
HEALTH CARE REIT INC         COM            42217K106   11,041   180,150 SH       SOLE                  180,150
HFF INC                      CL A           40418F108   11,495   771,483 SH       SOLE                  771,483
HOME PROPERTIES INC          COM            437306103   26,478   431,869 SH       SOLE                  431,869
HUDSON PAC PPTYS INC         COM            444097109   11,711   556,084 SH       SOLE                  556,084
HYATT HOTELS CORP            COM CL A       448579102   11,241   291,442 SH       SOLE                  291,442
INLAND REAL ESTATE CORP      COM NEW        457461200   13,185 1,573,395 SH       SOLE                1,573,395
LEXINGTON REALTY TRUST       COM            529043101   16,869 1,614,268 SH       SOLE                1,614,268
MACERICH CO                  COM            554382101   34,541   592,475 SH       SOLE                  592,475
PARKWAY PPTYS INC            COM            70159Q104   15,667 1,119,836 SH       SOLE                1,119,836
PUBLIC STORAGE               COM            74460D109   21,983   151,650 SH       SOLE                  151,650
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT 751452202   24,634 1,850,812 SH       SOLE                1,850,812
RYMAN HOSPITALITY PPTYS INC  COM            78377T107   10,645   276,770 SH       SOLE                  276,770
SPIRIT RLTY CAP INC          COM            84860F109    8,101   455,639 SH       SOLE                  455,639
STRATEGIC HOTELS & RESORTS I COM            86272T106   11,043 1,725,402 SH       SOLE                1,725,402
TANGER FACTORY OUTLET CTRS I COM            875465106   14,114   412,686 SH       SOLE                  412,686
VAIL RESORTS INC             COM            91879Q109   18,407   340,300 SH       SOLE                  340,300
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